Restatement of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited) (Details) - Schedule of previously reported condensed consolidated balance sheet	Mar. 31, 2020 USD ($)
As Reported [Member]
Restatement of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited) (Details) - Schedule of previously reported condensed consolidated balance sheet [Line Items]
Convertible notes payable, net	$ 565,781
Derivative liabilities
Current liabilities	1,467,171
Total liabilities	1,467,171
Accumulated deficit	(4,211,193)
Total stockholders’ deficit	1,419,785
Adjustment [Member]
Restatement of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited) (Details) - Schedule of previously reported condensed consolidated balance sheet [Line Items]
Convertible notes payable, net	(159,299)
Derivative liabilities	571,843
Current liabilities	412,544
Total liabilities	412,544
Accumulated deficit	(412,544)
Total stockholders’ deficit	(412,544)
As Restated [Member]
Restatement of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited) (Details) - Schedule of previously reported condensed consolidated balance sheet [Line Items]
Convertible notes payable, net	406,482
Derivative liabilities	571,843
Current liabilities	1,879,715
Total liabilities	1,879,715
Accumulated deficit	(4,623,737)
Total stockholders’ deficit	$ (1,832,329)